Short-term borrowings	12 Months Ended
Dec. 31, 2025
Short-term borrowings
Short-term borrowings

11. Short-term borrowings

The following is a summary of short-term borrowings:

	As of December 31,
	2024	2025
	RMB	RMB	US$ (Note 2(d))
Short-term borrowings	36	35	5

As of December 31, 2024 and 2025, the Group had one borrowing from a bank, with interests charged at rates of 10.3% and 9.6% per annum, respectively.

The above borrowing didn’t contain certain standard covenants including, among others, limitation on payment terms and conditions for funding.